Cash and Restricted Cash (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Cash And Restricted Cash [Abstract]
Restricted cash	$ 75	$ 75